Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income on cash equivalents and financial instruments	₩ 47,851	₩ 57,731	₩ 44,921
Interest income on loans and others	25,213	29,514	25,134
Interest income	₩ 73,064	₩ 87,245	₩ 70,055